UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6083

Name of Registrant:	Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Ohio Tax-Exempt Funds

> Semiannual Report

May 31, 2006

Vanguard Ohio Tax-Exempt Money Market Fund

Vanguard Ohio Long-Term Tax-Exempt Fund

>	Both of the Vanguard Ohio Tax-Exempt Funds posted returns of 1.5% for the six months ended May 31, 2006.

>	Interest rates climbed throughout the half-year, led by increases at the shortest end of the maturity spectrum.

>	The difference in yields of the shortest- and longest-term municipal bonds remained small by historical standards.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Ohio Tax-Exempt Money Market Fund	9
Ohio Long-Term Tax-Exempt Fund	22
About Your Fund’s Expenses	40
Trustees Approve Advisory Arrangement	42
Glossary	43

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2006
Total
Return
Vanguard Ohio Tax-Exempt Money Market Fund	1.5%
SEC 7-Day Annualized Yield: 3.31%
Taxable-Equivalent Yield: 5.52%[1]
Average Ohio Tax-Exempt Money Market Fund[2]	1.3

Vanguard Ohio Long-Term Tax-Exempt Fund	1.5%
SEC 30-Day Annualized Yield: 4.07%
Taxable-Equivalent Yield: 6.78%[1]
Lehman 10 Year Municipal Bond Index	1.3
Average Ohio Municipal Debt Fund[2]	1.2
Lehman Municipal Bond Index	1.5

Your Fund’s Performance at a Glance
November 30, 2005–May 31, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.015	$0.000
Long-Term	12.00	11.84	0.261	0.081

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum state of Ohio income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the six months ended May 31, 2006, the Federal Reserve Board’s inflation-fighting campaign pushed short-term interest rates higher. Longer-term rates also increased, though at a more moderate pace.

Vanguard Ohio Long-Term Tax-Exempt fund returned 1.5%, beating the result of the benchmark index and the average return of competing Ohio municipal bond funds. The income portion of the fund’s return more than offset its modest decline in share price. The fund’s 4.07% yield at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.78%.

The Ohio Tax-Exempt Money Market Fund also posted a 1.5% result and surpassed the average return of its peers. The fund’s yield increased to 3.31%; the taxable equivalent would be 5.52% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and Ohio state income taxes, a portion of these distributions may be subject to the alternative minimum tax.

Bonds treaded water as rates continued to rise

Bond market returns were flat during the past six months, as rising interest rates put pressure on prices. The Federal Reserve Board raised its target for the federal funds rate from 4.00% to 5.00% in four separate actions as part of its efforts to rein in inflationary pressures. Yields generally moved higher across the maturity spectrum, a change from the pattern in prior months when yields rose at the shorter end but fell at the longer end.

In general, short-term and municipal securities outperformed long-term taxable bonds. High-yield bonds, which are less sensitive to changes in interest rates, turned in impressive relative results.

Stocks gained ground, then stumbled late in the period

The U.S. stock market advanced through much of the fiscal half-year, with some indexes approaching a five-year high in early May. Despite ongoing concerns about high energy costs and the possibility of inflation, investors generally remained positive about the economy. In mid-May, however, worries over whether the Fed would continue to raise interest rates gave some investors pause, leading to a decline in the major indexes.

In the U.S. market, small-capitalization stocks once again outperformed their large-cap counterparts, a persistent trend over the past few years. Returns of international stocks, aided by a weak dollar, continued to surpass those of

Market Barometer
	Total Returns
	Periods Ended May 31, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.0%	–0.5%	5.0%
Lehman Municipal Bond Index	1.5	1.9	5.3
Citigroup 3-Month Treasury Bill Index	2.1	3.8	2.1

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.4%	2.6%
Russell 2000 Index (Small-caps)	7.0	18.2	9.1
Dow Jones Wilshire 5000 Index (Entire market)	3.4	10.8	3.7
MSCI All Country World Index ex USA (International)	15.4	30.9	11.0

CPI
Consumer Price Index	2.5%	4.2%	2.6%

1 Annualized.

U.S. stocks. Although emerging markets experienced noteworthy losses in May, they were strong performers in the international arena for the fiscal half-year.

Your fund remained consistent in a challenging rate environment

Over the past six months, the relatively attractive yields available for municipal bonds resulted in increased demand for these securities. This increase, coupled with a decrease in the supply of municipal bonds, placed a slight upward pressure on municipal bond prices and a slight downward pressure on the resultant yields, particularly among long-term bonds.

While yields at the longest end of the maturity spectrum generally remained stable, the Fed’s rate-tightening actions helped to push municipal bond yields higher for shorter-term issues. This “flattening” of the municipal bond yield curve presented a challenging investment environment for your fund’s advisor, the Vanguard Fixed Income Group.

Against this backdrop, the advisor steered the Ohio Long-Term Tax-Exempt Fund to a 1.5% return, reflecting an increase in income that more than offset a slight decline in the fund’s net asset value (NAV). The fund outpaced the result of its benchmark index and the average return of competing Ohio municipal debt funds. During the past six months, the advisor kept the fund’s duration, a measure of interest rate sensitivity, near the short end of its typical range—a strategy that offered some protection from the negative impact of rising interest rates.

Annualized Expense Ratios[1]
Your fund compared with its peer group
		Peer
Ohio Tax-Exempt Fund	Fund	Group
Money Market	0.13%	0.64%
Long-Term	0.14	1.12

1 Fund expense ratios reflect the six months ended May 31, 2006. Peer groups are: for the Ohio Tax-Exempt Money Market Fund, the Average Ohio Tax-Exempt Money Market Fund; and for the Ohio Long-Term Tax-Exempt Fund, the Average Ohio Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

The Ohio Tax-Exempt Money Market Fund benefited from the increase in short-term rates. Its short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.5% was higher than the average return for its peers, largely because of its lower expense ratio.

Maintaining low investment costs is always important, but can be especially important during periods of modest total returns—which are not atypical in the fixed income market. The less you pay in expenses, the greater is your portion of the portfolio’s total return. In addition, Vanguard’s low expenses provide the advisor with flexibility that other portfolio managers don’t have: The advisor doesn’t have to take extra risks to deliver competitive returns.

Your muni fund’s dual role: Providing income and stability

If you own shares of an equity fund, you probably enjoyed the fund’s strong performance in the first four months of calendar-year 2006. From January through April, the broad U.S. stock market returned more than 6.5%. Nearly half of that return was ceded, however, during a disappointing May. This abrupt turnabout reminds us of a fundamental principle in investing: balance.

A portfolio balanced among stock, bond, and money market funds, in levels appropriate to your goals, risk tolerance, and time horizon, can provide stability in a choppy market. As a shareholder in an Ohio Tax-Exempt Fund, you’re aware of your fund’s ability to generate income that is free of Ohio and federal taxes. But don’t overlook the role it can play as a stabilizing counterweight to the more volatile segments of your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 13, 2006

Advisor’s Report

During the six months ended May 31, 2006, the Vanguard Ohio Tax-Exempt Funds returned 1.5% in a rising rate environment, outpacing their peer-group averages.

The investment environment

Over the fiscal half-year, the U.S. economy showed signs of being squarely in expansion mode. At the end of May, the Commerce Department estimated that real gross domestic product had expanded by 3.6% for the 12 months ended March 31, a pace slightly above the economy’s potential long-term growth rate. Much of the economy’s growth was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. During the funds’ fiscal half-year ended May 31, U.S. employment levels also improved. The nation’s unemployment rate stood at 4.6% on May 31—the lowest level in five years—and anecdotal reports pointed to shortages of skilled workers in select industries.

At the same time, inflation remained a concern. Rising energy prices contributed to increased rates of consumer and wholesale inflation in the first half of 2006. Through May, the consumer price index (CPI), which tracks prices at the consumer level, was 4.2% higher than its year-ago level. Increases in the core CPI, which excludes volatile food and energy prices, have also accelerated recently.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	3.24%	3.59%	+35
5 years	3.43	3.66	+23
10 years	3.87	4.02	+15
30 years	4.55	4.53	–2

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	4.41%	5.03%	+62
5 years	4.41	5.03	+62
10 years	4.48	5.11	+63
30 years	4.69	5.21	+52

Source: Vanguard.

1 One basis point equals 1/100 of a percentage point.

The Federal Reserve Board continued its “measured” pace of tightening, raising the target for the federal funds rate four times during the six months, to 5.00%. The Fed has noted that long-run inflation expectations, as implied by the difference between nominal and inflation-adjusted interest rates, remain contained, but recent economic reports have prompted some concern. The financial markets anticipated that the Fed would raise the federal funds rate to 5.25% at its June 28–29 meeting.

Municipal bonds outperformed Treasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum. Increases during the six months ranged from 52 basis points (0.52 percentage point) for the 30-year note to 63 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though increases were generally more modest than those of Treasury yields—a relationship that also characterized the rate changes in the Treasury and municipal money markets. The pronounced increase in short-term municipal yields created a relatively flat municipal yield curve, with only 94 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.59%) as of May 31.

For the fiscal half-year, new tax-exempt issuance declined by 17% nationwide, compared with year-ago levels. With the exception of California, in fact, all states issued lower volumes of tax-exempt securities. Much of the decrease was attributable to a substantial slowdown in bond “refunding” activity. The rise in interest rates meant that many state and local governments could no longer issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations.

At the same time, the demand for municipal bonds increased. The municipal bond market’s recent attractiveness relative to Treasuries drew institutional investors such as banks and insurance firms, as well as investors from outside the United States. These supply-and-demand dynamics supported bond prices (thus limiting yield increases), which helped municipal bonds to outperform their taxable brethren.

Management of the funds

The rising interest rate environment of the past six months had varying effects on the Vanguard Ohio Tax-Exempt Funds, even though their total returns were identical. At the shortest end of the spectrum, we maintained a short average maturity in the Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities. The fund returned 1.5% during its fiscal half-year, besting the return of its peer-group average.

The Ohio Long-Term Tax-Exempt Fund also returned 1.5%, as a modest decline in the fund’s share price was more than offset by its income return. During the fund’s fiscal half-year, we kept the fund’s average duration at the short end of its typical range, a strategy that afforded some protection from rising interest rates. A decline in bond issuance also provided some support for tax-exempt securities. During the past six months, the state of Ohio and its municipalities issued $4.9 billion in new securities, an 11.8% drop from a year ago.

Expense ratios are critical in a low-yield environment

Shareholder returns depend not only on portfolio management decisions but also on investment costs. The Vanguard Ohio Tax-Exempt Funds’ low expense ratios are important in any environment, but especially during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong returns, while also reaffirming that we will not take needless risks with your investment.

John M. Carbone, Principal

Pamela Wisehaupt Tynan, Principal

Vanguard Fixed Income Group

June 16, 2006

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2006

Financial Attributes

Yield	3.3%
Average Weighted Maturity	24 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	88%
P-1/A-1/SP-1/F-1	12

1 Moody’s Investors Service.

2 Annualized.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 43 for a glossary of investment terms.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1996	3.4%	3.1%
1997	3.5	3.2
1998	3.4	3.1
1999	3.0	2.8
2000	4.0	3.6
2001	3.0	2.6
2002	1.4	1.0
2003	0.9	0.6
2004	1.1	0.6
2005	2.2	1.7
2006[2]	1.5	1.3
SEC 7-Day Annualized Yield (5/31/2006): 3.31%

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Ohio Tax-Exempt Money Market Fund	6/18/1990	2.63%	1.68%	2.57%

1 Returns for the Average Ohio Tax-Exempt Money Market are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2006.

Note: See Financial Highlights table on page 20 for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.2%)
Akron OH Bath & Copley Joint Township
Hosp. Dist. Rev. (Summa Health Systems) VRDO	3.480%	6/7/06 LOC	7,500	7,500
[1] Akron OH Income Tax Rev.
(Community Learning Center) TOB VRDO	3.510%	6/7/06 (3)	4,355	4,355
Butler County OH BAN	4.000%	9/21/06	4,500	4,515
Butler County OH BAN	4.500%	9/21/06	4,000	4,012
[1] Butler County OH Waterworks Rev. TOB PUT	3.450%	8/10/06 (2)	2,555	2,555
[1] Canal Winchester OH Local School Dist.
GO TOB VRDO	3.500%	6/7/06 (1)	7,710	7,710
[1] Cincinnati OH City School Dist. GO TOB VRDO	3.510%	6/7/06 (4)	7,600	7,600
[1] Cincinnati OH City School Dist. GO TOB VRDO	3.510%	6/7/06 (4)	8,000	8,000
[1] Cincinnati OH City School Dist. GO TOB VRDO	3.510%	6/7/06 (4)	5	5
[1] Cleveland OH Airport System Rev. TOB VRDO	3.550%	6/7/06 (4)	1,500	1,500
Cleveland OH Airport System Rev. VRDO	3.520%	6/7/06 (4)	2,500	2,500
[1] Cleveland OH GO TOB VRDO	3.500%	6/7/06 (3)	3,035	3,035
Cleveland OH State Univ. Rev. VRDO	3.460%	6/7/06 (3)	14,200	14,200
Cleveland OH Water Works Rev. VRDO	3.450%	6/7/06 (4)	40,555	40,555
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.460%	6/7/06	5,000	5,000
Cleveland-Cuyahoga County OH Port Auth. Rev.
(Museum of Art) VRDO	3.470%	6/7/06	10,000	10,000
Clinton County OH Hosp. Rev.
(Memorial Hosp.) VRDO	3.470%	6/7/06 LOC	23,000	23,000
[1] Columbus OH City School Dist. School Fac.
Construction & Improvement GO TOB VRDO	3.500%	6/7/06 (4)	2,745	2,745
[1] Columbus OH City School Dist. School Fac.
Construction & Improvement GO TOB VRDO	3.510%	6/7/06 (4)	8,210	8,210
Columbus OH Sewer VRDO	3.470%	6/7/06	7,700	7,700

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cuyahoga County OH Hosp. Rev.
(Cleveland Clinic Foundation) VRDO	3.610%	6/1/06	1,400	1,400
Dayton OH Limited Tax Airport Improvement BAN	3.250%	7/6/06	5,025	5,028
Delaware City OH BAN	4.750%	5/10/07	4,570	4,614
Delaware County OH BAN	4.000%	8/15/06	2,600	2,606
Fairfield Township OH BAN	4.000%	7/13/06	4,240	4,246
Franklin County OH Health Care Fac. Rev.
(Improvement Presbyterian) VRDO	3.510%	6/7/06 LOC	3,935	3,935
Franklin County OH Hosp. Rev.
(Children’s Hosp.) VRDO	3.500%	6/7/06 (3)	1,635	1,635
Franklin County OH Hosp. Rev.
(Children’s Hosp.) VRDO	3.500%	6/7/06 (3)	11,855	11,855
[1] Franklin County OH Hosp. Rev.
(Doctors OhioHealth) TOB VRDO	3.510%	6/7/06	34,380	34,380
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	3.220%	6/7/06 LOC	14,200	14,200
Franklin County OH Hosp. Rev.
(OhioHealth Corp.) VRDO	3.220%	6/7/06 (2)	7,000	7,000
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group) VRDO	3.200%	6/7/06 (3)	5,100	5,100
Franklin County OH Hosp. Rev.
(U.S. Health Corp.) VRDO	3.450%	6/7/06 LOC	1,100	1,100
Green City OH BAN	4.000%	7/19/06	5,380	5,389
Grove City OH BAN	4.000%	8/24/06	8,418	8,438
Grove City OH BAN	4.500%	12/6/06	7,723	7,767
Hamilton County OH Hosp. Fac. Rev.
(Health Alliance of Greater Cincinnati) VRDO	3.210%	6/7/06 (1)	3,725	3,725
[1] Hamilton County OH Sewer System Rev. TOB PUT	3.540%	8/17/06 (1)	5,500	5,500
[1] Hilliard OH School Dist. TOB PUT	3.540%	8/17/06 (1)	8,620	8,620
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center) VRDO	3.490%	6/7/06 LOC	10,000	10,000
Independence OH BAN	4.500%	5/7/07	4,500	4,532
Kent OH BAN	4.000%	10/19/06	3,000	3,010
[1] Lakota OH Local School Dist. TOB VRDO	3.500%	6/7/06 (3)	16,510	16,510
Lebanon OH BAN	4.000%	9/19/06	4,500	4,513
[1] Licking County OH Joint Vocational School Dist.
TOB VRDO	3.500%	6/7/06 (1)	2,085	2,085
[1] Licking Heights OH Local School Dist. TOB VRDO	3.510%	6/7/06 (1)	7,030	7,030
[1] Marysville OH Exempt Village School Dist.
TOB VRDO	3.500%	6/7/06 (1)	5,395	5,395

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Marysville OH Exempt Village School Dist.
TOB VRDO	3.500%	6/7/06 (1)	4,890	4,890
Marysville OH WasteWater Treatment
System Rev. BAN	4.500%	12/21/06	10,000	10,061
Mason OH BAN	4.000%	6/29/06	2,925	2,928
Mason OH BAN	4.750%	5/24/07	1,900	1,918
Mason OH City School Dist. BAN	4.500%	2/8/07	4,450	4,485
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.180%	6/7/06	17,400	17,400
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.180%	6/7/06	7,500	7,500
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO	3.230%	6/7/06	13,435	13,435
[1] Ohio Building Auth. Rev.
(Administration Building Fund) TOB VRDO	3.510%	6/7/06 (4)	3,205	3,205
[1] Ohio Common Schools GO TOB VRDO	3.500%	6/7/06	4,280	4,280
Ohio Common Schools GO VRDO	3.210%	6/7/06	21,600	21,600
Ohio GO	4.000%	6/15/06	6,365	6,367
[1] Ohio GO TOB VRDO	3.500%	6/7/06 (4)	2,955	2,955
[1] Ohio GO TOB VRDO	3.500%	6/7/06 (2)	7,525	7,525
[1] Ohio GO TOB VRDO	3.510%	6/7/06	4,115	4,115
Ohio GO VRDO	3.210%	6/7/06	3,350	3,350
[1] Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	3.510%	6/7/06	5,200	5,200
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	3.540%	6/8/06	25,000	25,000
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP	3.620%	6/8/06	3,800	3,800
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.530%	6/1/06	7,650	7,650
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.200%	6/7/06	9,810	9,810
Ohio Higher Educ. Fac. Comm. Rev.
(College Mount St. Joseph) VRDO	3.500%	6/7/06 LOC	19,700	19,700
Ohio Higher Educ. Fac. Comm. Rev.
(Kenyon College) VRDO	3.250%	6/7/06	17,300	17,300
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College Project) VRDO	3.200%	6/7/06	5,000	5,000
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College Project) VRDO	3.200%	6/7/06	13,200	13,200
Ohio Higher Educ. Fac. Comm. Rev.
(Pooled Financing) VRDO	3.540%	6/7/06 LOC	11,780	11,780

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Ohio Higher Educ. GO TOB VRDO	3.240%	6/7/06	17,570	17,570
[1] Ohio Higher Educ. GO TOB VRDO	3.510%	6/7/06	10,705	10,705
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.300%	6/7/06	4,760	4,760
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.540%	6/7/06	8,220	8,220
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.540%	6/7/06	4,400	4,400
[1] Ohio Housing Finance Agency Mortgage Rev.
TOB VRDO	3.540%	6/7/06	2,330	2,330
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.250%	6/7/06	5,000	5,000
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.260%	6/7/06	5,335	5,335
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.280%	6/7/06	7,940	7,940
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.280%	6/7/06	6,400	6,400
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.290%	6/7/06	8,580	8,580
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.330%	6/7/06	10,565	10,565
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.330%	6/7/06	1,295	1,295
Ohio Housing Finance Agency Mortgage Rev. VRDO	3.330%	6/7/06	8,000	8,000
[1] Ohio Housing Finance Agency Mortgage Rev. VRDO	3.540%	6/7/06	5,290	5,290
[1] Ohio Infrastructure Improvement GO TOB VRDO	3.510%	6/7/06	7,285	7,285
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	3.560%	6/1/06	8,000	8,000
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.580%	6/1/06	9,025	9,025
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.580%	6/1/06	3,140	3,140
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.580%	6/1/06	5,125	5,125
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.580%	6/1/06	3,000	3,000
Ohio Solid Waste Rev.
(BP Exploration & Oil Inc.) VRDO	3.580%	6/1/06	8,800	8,800
Ohio State Univ. General Receipts Athens VRDO	3.490%	6/7/06 (4)	5,025	5,025
Ohio State Univ. General Receipts Rev. CP	3.540%	6/8/06	8,500	8,500
[1] Ohio State Univ. General Receipts Rev. TOB VRDO	3.500%	6/7/06	5,375	5,375
Ohio State Univ. General Receipts Rev. VRDO	3.470%	6/7/06	3,100	3,100
Ohio State Univ. General Receipts Rev. VRDO	3.470%	6/7/06	2,100	2,100
Ohio State Univ. General Receipts Rev. VRDO	3.210%	6/7/06	700	700
[1] Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	3.500%	6/7/06 (3)	16,500	16,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.580%	6/1/06 LOC	10,500	10,500
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.240%	6/7/06 LOC	1,250	1,250

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.290%	6/7/06 LOC	3,000	3,000
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.500%	6/7/06 LOC	17,000	17,000
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	3.580%	6/1/06 LOC	10,100	10,100
[1] Ohio Water Dev. Auth. PCR TOB VRDO	3.320%	6/7/06	5,000	5,000
[1] Ohio Water Dev. Auth. Rev. (Drinking Water Fund)
TOB VRDO	3.500%	6/7/06	2,585	2,585
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	3.210%	6/7/06 (1)	8,425	8,425
Orrville Ohio Ind. Dev. (American Weather Seal Co.)
TOB VRDO	3.530%	6/7/06 LOC	8,000	8,000
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.) VRDO	3.220%	6/7/06 LOC	3,000	3,000
Pepper Pike OH BAN	3.000%	6/22/06	1,373	1,373
Port of Greater Cincinnati OH Dev. Auth. Rev.
(National Underground Railroad
Freedom Center) VRDO	3.250%	6/7/06 LOC	7,000	7,000
Portage County OH BAN	4.000%	10/26/06	11,115	11,155
Powell OH BAN	4.000%	11/1/06	3,500	3,513
Rickenbacker OH Port Auth. Econ. Dev. Rev.
(YMCA of Central Ohio) VRDO	3.560%	6/7/06 LOC	7,145	7,145
Summit County OH Rev.
(Western Reserve Academy) VRDO	3.490%	6/7/06 LOC	5,600	5,600
Toledo OH City Services Special Assessment VRDO	3.470%	6/7/06 LOC	7,200	7,200
Toledo OH City Services Special Assessment VRDO	3.470%	6/7/06 LOC	8,300	8,300
Toledo OH City Services Special Assessment VRDO	3.470%	6/7/06 LOC	4,000	4,000
Toledo OH City Services Special Assessment VRDO	3.470%	6/7/06 LOC	6,000	6,000
Univ. of Akron OH General Receipts Rev. VRDO	3.470%	6/7/06 (3)	2,300	2,300
Univ. of Cincinnati OH General Receipts BAN	4.500%	3/28/07	7,100	7,154
Univ. of Cincinnati OH General Receipts VRDO	3.470%	6/7/06 (2)	26,170	26,170
Univ. of Toledo OH General Receipts VRDO	3.580%	6/1/06 (3)	4,060	4,060
Total Municipal Bonds
(Cost $950,659)				950,659
Other Assets and Liabilities (–0.2%)
Other Assets—Note B				20,544
Liabilities				(22,302)
				(1,758)
Net Assets (100%)
Applicable to 948,979,840 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				948,901
Net Asset Value Per Share				$1.00

Ohio Tax-Exempt Money Market Fund

At May 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	948,984	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(83)	—
Unrealized Appreciation	—	—
Net Assets	948,901	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $247,425,000, representing 26.1% of net assets.

For a key to abbreviations and other references, see page 17.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	14,570
Total Income	14,570
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative	404
Marketing and Distribution	141
Custodian Fees	3
Shareholders’ Reports	3
Total Expenses	592
Net Investment Income	13,978
Realized Net Gain (Loss) on Investment Securities Sold	(32)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	13,946

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	Nov. 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,978	18,878
Realized Net Gain (Loss)	(32)	(40)
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	13,946	18,838
Distributions
Net Investment Income	(13,978)	(18,878)
Realized Capital Gain	—	—
Total Distributions	(13,978)	(18,878)
Capital Share Transactions (at $1.00)
Issued	478,836	729,137
Issued in Lieu of Cash Distributions	13,100	17,393
Redeemed	(453,203)	(634,300)
Net Increase (Decrease) from Capital Share Transactions	38,733	112,230
Total Increase (Decrease)	38,701	112,190
Net Assets
Beginning of Period	910,200	798,010
End of Period	948,901	910,200

Ohio Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.022	.011	.009	.014	.030
Net Realized and Unrealized Gain (Loss) on Investments
	—	—	—	—	—	—
Total from Investment Operations	.015	.022	.011	.009	.014	.030
Distributions
Dividends from Net Investment Income	(.015)	(.022)	(.011)	(.009)	(.014)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.022)	(.011)	(.009)	(.014)	(.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.54%	2.21%	1.06%	0.95%	1.41%	3.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$949	$910	$798	$741	$712	$619
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.07%[1]	2.19%	1.06%	0.94%	1.40%	2.90%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $101,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Ohio Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	219	6,505	37,743
Yield	4.1%	—	—
Yield to Maturity	4.2%[3]	4.1%	4.2%
Average Coupon	4.8%	5.1%	5.1%
Average Effective Maturity	7.1 years	7.3 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	5.2 years	5.8 years	5.4 years
Expense Ratio	0.14%[4]	—	—
Short-Term Reserves	0%	—	—

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.98	1.00
Beta	0.97	1.00	1.14	1.00

Distribution by Maturity (% of portfolio)

Under 1 Year	11%
1–5 Years	22
5–10 Years	53
10–20 Years	15
20–30 Years[5]	–1

Distribution by Credit Quality (% of portfolio)

AAA	73%
AA	20
A	5
BBB	2

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 Reflects a short future position being used for duration-management purposes.

See page 43 for a glossary of investment terms.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	0.3%	5.4%	5.7%	5.7%
1997	0.9	5.4	6.3	7.1
1998	2.6	5.2	7.8	8.1
1999	–6.9	4.8	–2.1	–0.4
2000	3.2	5.6	8.8	7.7
2001	3.7	5.2	8.9	8.2
2002	1.8	4.9	6.7	6.7
2003	2.8	4.6	7.4	6.9
2004	–1.0	4.5	3.5	4.0
2005	–1.2	4.4	3.2	3.0
2006[2]	–0.7	2.2	1.5	1.3

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Ohio Long-Term Tax-Exempt Fund	6/18/1990	3.73%	5.09%	0.79%	4.95%	5.74%

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended May 31, 2006.

Note: See Financial Highlights table on page 36 for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.8%)
Adams County OH School Dist. GO	5.550%	12/1/09 (1)	1,000	1,021
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,414
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27 (3)	6,300	6,503
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,775
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	3,028
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,071
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/17 (3)	1,300	1,417
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/18 (3)	1,300	1,417
Avon OH Local School Dist. GO	5.250%	12/1/29 (1)	2,400	2,526
Bowling Green State Univ.
Ohio General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	2,250	2,438
Bowling Green State Univ.
Ohio General Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	1,190	1,289
Butler County OH GO	5.250%	12/1/16	1,570	1,686
Butler County OH GO	5.250%	12/1/17	1,655	1,770
Butler County OH Sewer System Rev.	5.375%	12/1/09 (3)(Prere.)	1,230	1,308
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	4,000	4,238
Butler County OH Transp. Improvement Dist. Rev.	6.000%	4/1/08 (4)(Prere.)	2,320	2,458
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,324
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	873
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,030
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,171
Canal Winchester OH Local School Dist. GO	5.000%	12/1/28 (1)	3,030	3,137
Chillicothe OH City School Dist.	5.250%	12/1/25 (3)	1,745	1,867
Cincinnati OH City School Dist. Improvement GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,612
Cincinnati OH Water System Rev.	5.500%	12/1/13	1,380	1,482
Cincinnati OH Water System Rev.	5.500%	12/1/15	2,000	2,147

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Cincinnati OH Water System Rev. TOB PUT	3.450%	8/10/06	2,640	2,618
Cleveland OH Airport System Rev.	5.250%	1/1/12 (4)	4,985	5,199
Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,064
Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,227
Cleveland OH GO	5.500%	12/1/11 (3)	1,340	1,445
Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,084
Cleveland OH GO	5.500%	12/1/12 (3)	1,415	1,523
Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,599
Cleveland OH GO	5.500%	10/1/20 (2)	7,350	8,293
Cleveland OH GO	5.500%	10/1/21 (2)	3,675	4,157
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,386
Cleveland OH GO	5.500%	10/1/23 (2)	2,655	3,020
Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	365
Cleveland OH State Univ. Rev.	5.250%	6/1/19 (3)	2,825	3,021
[2] Cleveland OH Water Works Rev.	5.500%	1/1/21 (1)	9,635	10,800
Cleveland OH Water Works Rev. VRDO	3.450%	6/7/06 (4)	1,500	1,500
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.250%	12/1/24 (4)	2,390	2,557
Columbus OH City School Dist. School Fac.
Construction & Improvement GO	5.250%	12/1/28 (4)	2,070	2,195
Columbus OH Regional Airport Auth.
Airport Refunding Rev.	5.500%	1/1/17 (3)	1,385	1,479
Columbus OH Regional Airport Auth.
Airport Refunding Rev.	5.500%	1/1/18 (3)	1,455	1,548
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,165
Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,851
Dayton OH City School Dist. School Fac.
Construction & Improvement	5.000%	12/1/29 (3)	8,000	8,219
Defiance OH Waterworks System GO	5.650%	12/1/18 (2)	1,130	1,198
Erie County OH Hosp. Fac. Rev.
(Firelands Regional Medical Center)	5.500%	8/15/22	1,750	1,822
Fairborn OH City School Dist.
School Improvement GO	5.500%	12/1/16 (3)	1,840	1,988
Fairborn OH City School Dist.
School Improvement GO	5.375%	12/1/20 (3)	1,200	1,281
Fairfield County OH Hosp. Rev.
(Lancaster-Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,205

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Convention Center Rev.	0.000%	12/1/07 (1)	4,355	4,117
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/19	4,035	4,189
Franklin County OH Hosp. Rev.
(Trinity Health Credit Group)	5.000%	6/1/21	4,465	4,609
Gallia County OH Hosp. Rev.
(Holzer Medical Center)	5.125%	10/1/13 (2)	2,000	2,067
Gallia County OH Local School Dist.	5.000%	12/1/26 (4)	2,075	2,166
Gallia County OH Local School Dist.	5.000%	12/1/27 (4)	2,180	2,271
Gallipolis Ohio City School Dist.
School Fac. Construction & Improvement	5.000%	12/1/30 (1)	4,040	4,185
Garfield Heights OH City School Dist.
School Improvement GO	5.500%	12/15/18 (1)	1,640	1,764
Greater Cleveland OH Regional Transp. Auth. GO	5.650%	12/1/06 (3)(Prere.)	1,000	1,021
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,748
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/20 (3)	1,185	1,261
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/21 (3)	1,245	1,323
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/23 (3)	1,380	1,467
Hamilton County OH Convention Center
Fac. Auth. Rev. Second Lien	5.250%	12/1/24 (3)	1,455	1,541
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.200%	5/15/09 (1)	2,000	2,052
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/19 (3)	2,865	3,097
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/20 (3)	3,020	3,260
Hamilton County OH Sales Tax Rev.	0.000%	12/1/28 (2)	9,915	3,336
Hamilton County OH Sales Tax Rev.
(Hamilton County Football)	5.500%	6/1/08 (1)(Prere.)	575	601
Hamilton County OH Sewer System Rev.	5.450%	12/1/09 (3)	3,250	3,435
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	965	1,041
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	755	815
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,355	1,453
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,000	1,072
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,656
Hilliard OH School Dist. GO	0.000%	12/1/12 (3)	3,220	2,468

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hilliard OH School Dist. GO	0.000%	12/1/13 (3)	3,220	2,351
Hilliard OH School Dist. GO	0.000%	12/1/14 (3)	2,720	1,889
Hilliard OH School Dist. GO	0.000%	12/1/15 (3)	3,720	2,463
Hilliard OH School Dist. GO	5.250%	12/1/16 (3)	2,000	2,144
Hilliard OH School Dist. GO	5.000%	12/1/27 (1)	2,895	3,010
Indian Hill OH Exempt Village School Dist.
Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,406
Jackson OH Local School Dist. Stark &
Summit Counties Construction & Improvement	5.250%	12/1/26 (3)	4,350	4,639
Kent State Univ. Ohio VRDO	3.280%	6/7/06 (1)	400	400
Lake County OH Hosp. Fac. Rev.
(Lake Hosp. System Inc.)	5.375%	8/15/15 (2)	2,900	3,002
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,083
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (1)(Prere.)	1,675	1,816
Lorain County OH GO	5.500%	12/1/22 (3)	1,500	1,619
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	6.000%	9/1/08 (1)	1,250	1,305
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,201
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,514
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)	640	658
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,656
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,201
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,323
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,095	2,261
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,035	2,196
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,140	2,310
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,238
Mason OH City School Dist. GO	5.250%	12/1/20 (3)	1,500	1,654
Mason OH City School Dist. GO	5.250%	12/1/21 (3)	1,500	1,656
Miami Univ. of OH General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,132
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,580
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,773

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County OH Rev.
(Catholic Health Initiative)	5.500%	9/1/15	3,270	3,457
Montgomery County OH Rev.
(Catholic Health Initiative)	5.000%	5/1/30	7,630	7,749
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	964
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,303
North Olmsted OH GO (Library Improvement)	5.500%	12/1/16 (3)	1,355	1,447
Oak Hills OH Local School Dist. GO	7.200%	12/1/09 (1)	1,625	1,804
Ohio Building Auth. Rev. (State Correctional Fac.)	5.750%	4/1/10 (Prere.)	2,000	2,162
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/14	1,585	1,698
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/15	1,500	1,607
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/17 (4)	1,305	1,399
Ohio Building Auth. Rev.
(State Fac. Highway Safety Building Fund)	5.500%	10/1/18 (4)	1,380	1,479
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.500%	10/1/19	5,000	5,407
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.)	5.000%	12/1/27 (2)	3,500	3,613
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO	3.530%	6/1/06	10,225	10,225
Ohio Higher Educ. Fac. Comm. Rev. (Denison Univ.)	5.500%	11/1/14	1,000	1,087
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.750%	4/1/07 (1)(Prere.)	4,000	4,147
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.850%	4/1/09 (1)(Prere.)	2,875	3,089
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/26	4,480	4,624
Ohio Higher Educ. Fac. Comm. Rev.
(John Carroll Univ.)	5.000%	4/1/32	3,415	3,496
Ohio Higher Educ. Fac. Comm. Rev.
(Mount Union College) VRDO	3.490%	6/7/06 LOC	1,365	1,365
Ohio Higher Educ. Fac. Comm. Rev. (Northern Univ.)	5.000%	5/1/26	5,275	5,432
Ohio Higher Educ. Fac. Comm. Rev.
(Oberlin College Project) VRDO	3.200%	6/7/06	2,520	2,520
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College)	5.000%	10/1/33	5,000	5,117
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	0.000%	12/1/06 (3)	1,000	982
Ohio Higher Educ. Fac. Comm. Rev. (Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,931
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.300%	5/15/07 (1)(Prere.)	2,200	2,278
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	5.375%	5/15/07 (1)(Prere.)	6,250	6,475

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.)	6.000%	5/15/07 (1)(Prere.)	2,000	2,084
Ohio Higher Educ. Fac. Comm. Rev.
(Xavier Univ.) VRDO	3.420%	6/7/06 LOC	1,800	1,800
Ohio Housing Finance Agency Mortgage Rev.	5.450%	9/1/31	1,420	1,443
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/32	2,700	2,784
Ohio Solid Waste Rev.
(Waste Management Inc.) PUT	4.850%	11/1/07	2,500	2,524
Ohio State Parks & Recreation Capital Fac. Rev.	5.500%	12/1/15	2,245	2,391
Ohio State Univ. General Receipts Rev.	5.250%	6/1/23	3,000	3,191
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18	3,150	3,357
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19	2,235	2,382
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20	1,570	1,673
Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (3)	5,000	5,698
Ohio Water Dev. Auth. PCR	5.125%	12/1/07 (1)(Prere.)	1,900	1,959
Ohio Water Dev. Auth. PCR	5.500%	6/1/21	6,435	7,282
Ohio Water Dev. Auth. PCR	5.500%	6/1/22	6,350	7,209
Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,451
Ohio Water Dev. Auth. PCR	5.500%	12/1/23	2,155	2,456
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.580%	6/1/06 LOC	1,150	1,150
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,270
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,346
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.375%	6/1/12 (Prere.)	2,735	2,957
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/21 (4)	1,215	1,375
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/22	5,370	6,077
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/22	4,690	5,320
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	6/1/23	1,225	1,391
Ohio Water Dev. Auth. Rev.
(Fresh Water Improvement)	5.500%	12/1/23	1,115	1,269
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09 (2)(ETM)	1,050	1,101
Ohio Water Dev. Auth. Rev. (Pure Water)	5.500%	12/1/11 (2)	5	5
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	1,230	1,330
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	5,000	5,179

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Olentangy OH Local School Dist.
School Fac. Construction & Improvement	5.500%	12/1/19 (3)	1,300	1,417
Olentangy OH Local School Dist.
School Fac. Construction & Improvement	5.500%	12/1/20 (3)	2,750	2,995
Olentangy OH Local School Dist.
School Fac. Construction & Improvement	5.250%	12/1/21 (3)	1,400	1,497
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)	5.250%	11/1/13	2,000	2,087
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.) VRDO	3.220%	6/7/06 LOC	10,000	10,000
Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	1,175	1,266
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (3)	1,465	1,278
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (3)	1,465	1,228
Richland County OH GO	6.950%	12/1/11 (2)	450	460
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,144
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,405
Salem OH Hosp. Rev. VRDO	3.500%	6/7/06 LOC	2,500	2,500
Sugarcreek OH Local School Dist. GO	5.250%	12/1/19 (1)	1,215	1,299
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,575
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,239
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,001
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,123
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,245
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,578
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,773
Summit County OH GO	5.500%	12/1/20 (3)	1,725	1,948
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,106
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (1)	3,040	3,161
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (3)	1,255	1,388
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (3)	1,785	2,003
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10 (3)(Prere.)	2,545	2,719
Univ. of Akron OH General Receipts Rev. VRDO	3.470%	6/7/06 (3)	1,320	1,320
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,067
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,411
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,647
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,745
Univ. of Cincinnati OH General Receipts	5.375%	6/1/17	2,000	2,115

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Cincinnati OH General Receipts	5.375%	6/1/18	2,595	2,741
Univ. of Cincinnati OH General Receipts	5.375%	6/1/20	2,880	3,038
Univ. of Toledo OH General Receipts	5.250%	6/1/16 (3)	1,080	1,146
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,157
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,321
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	2,000	2,297
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	1,915
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	1,899
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	1,860

Outside Ohio
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,792
Puerto Rico GO	5.500%	7/1/29	1,500	1,617
Puerto Rico GO	5.000%	7/1/34	2,000	1,998
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,732
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/28 (3)	7,625	8,650
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/37 (2)	10,000	2,209
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	3,208
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,673
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21 (1)	2,000	2,243
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,257
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	368
Puerto Rico Public Finance Corp.	5.500%	8/1/29	995	1,029
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	2,087
Total Municipal Bonds
(Cost $539,646)				550,924
Other Assets and Liabilities (–0.8%)
Other Assets—Note B				10,236
Liabilities				(14,403)
				(4,167)
Net Assets (100%)
Applicable to 46,169,373 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				546,757
Net Asset Value Per Share				$11.84

Ohio Long-Term Tax-Exempt Fund

At May 31, 2006, net assets consisted of:[3]
	Amount	Per
	($000)	Share
Paid-in Capital	534,566	$11.58
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	628.01
Unrealized Appreciation
Investment Securities	11,278.24
Futures Contracts	285.01
Net Assets	546,757	$11.84

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security represented 0.5% of net assets.

2 Securities with a value of $729,000 have been segregated as initial margin for open futures contracts.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

For a key to abbreviations and other references, see page 33.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	12,116
Total Income	12,116
Expenses
The Vanguard Group—Note B
Investment Advisory Services	24
Management and Administrative	276
Marketing and Distribution	67
Custodian Fees	2
Shareholders’ Reports	3
Total Expenses	372
Expenses Paid Indirectly—Note C	(3)
Net Expenses	369
Net Investment Income	11,747
Realized Net Gain (Loss)
Investment Securities Sold	964
Futures Contracts	1,203
Realized Net Gain (Loss)	2,167
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,712)
Futures Contracts	127
Change in Unrealized Appreciation (Depreciation)	(5,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,329

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	Nov. 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,747	22,354
Realized Net Gain (Loss)	2,167	3,741
Change in Unrealized Appreciation (Depreciation)	(5,585)	(10,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,329	15,700
Distributions
Net Investment Income	(11,747)	(22,354)
Realized Capital Gain[1]	(3,552)	(4,092)
Total Distributions	(15,299)	(26,446)
Capital Share Transactions—Note F
Issued	55,780	92,933
Issued in Lieu of Cash Distributions	11,329	19,588
Redeemed	(40,438)	(73,674)
Net Increase (Decrease) from Capital Share Transactions	26,671	38,847
Total Increase (Decrease)	19,701	28,101
Net Assets
Beginning of Period	527,056	498,955
End of Period	546,757	527,056

1 Includes fiscal 2006 and 2005 short-term gain distributions totaling $0 and $478,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.00	$12.24	$12.45	$12.14	$11.96	$11.53
Investment Operations
Net Investment Income	.261	.527	.544	.546	.564	.576
Net Realized and Unrealized Gain (Loss)
on Investments	(.079)	(.140)	(.118)	.343	.217	.430
Total from Investment Operations	.182	.387	.426	.889	.781	1.006
Distributions
Dividends from Net Investment Income	(.261)	(.527)	(.544)	(.546)	(.564)	(.576)
Distributions from Realized Capital Gains	(.081)	(.100)	(.092)	(.033)	(.037)	—
Total Distributions	(.342)	(.627)	(.636)	(.579)	(.601)	(.576)
Net Asset Value, End of Period	$11.84	$12.00	$12.24	$12.45	$12.14	$11.96

Total Return	1.53%	3.20%	3.51%	7.44%	6.68%	8.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$547	$527	$499	$497	$526	$484
Ratio of Total Expenses to
Average Net Assets	0.14%[1]	0.14%	0.14%	0.15%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.39%[1]	4.32%	4.42%	4.40%	4.67%	4.84%
Portfolio Turnover Rate	14%[1]	22%	18%	4%	14%	19%

1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Ohio Long-Term Tax-Exempt Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $58,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $3,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $1,381,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $9,897,000, consisting of unrealized gains of $12,696,000 on securities that had risen in value since their purchase and $2,799,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(215)	22,558	134
30-Year U.S. Treasury Bond	(185)	19,650	151

Unrealized appreciation (depreciation) on open futures contacts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2006, the fund purchased $52,079,000 of investment securities and sold $36,625,000 of investment securities, other than temporary cash investments.

Ohio Long-Term Tax-Exempt Fund

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2006	November 30, 2005
	Shares	Shares
	(000)	(000)
Issued	4,672	7,624
Issued in Lieu of Cash Distributions	949	1,607
Redeemed	(3,387)	(6,050)
Net Increase (Decrease) in Shares Outstanding	2,234	3,181

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Tax-Exempt Fund	11/30/2005	5/31/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,015.41	$0.65
Long-Term	1,000.00	1,015.33	0.70
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term	1,000.00	1,024.23	0.71

1 These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.13% for the Ohio Tax-Exempt Money Market Fund and 0.14% for the Ohio Long-Term Tax-Exempt Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Ohio Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for both of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard Ohio Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
136 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono
Trustee since January 2001	ventures in education); Senior Advisor to Greenwich Associates (international business
136 Vanguard Funds Overseen	strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School
of Business at New York University; Trustee of the Whitehead Institute for Biomedical
Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive
Trustee since December 2001[2]	Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry
136 Vanguard Funds Overseen	Council; Director of Tyco International, Ltd. (diversified manufacturing and services)
(since 2005); Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
136 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean,
136 Vanguard Funds Overseen	Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business
School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch Investment
Managers and affiliates (1985–2004), Genbel Securities Limited (South African
financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South
African insurance company) (2001–2003), and Stockback, Inc. (credit card firm)
(2000–2002).
Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/
136 Vanguard Funds Overseen	lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
136 Vanguard Funds Overseen	(diesel engines), MeadWestvaco Corp. (packaging products), and
AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt
University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group,
Secretary since July 2005	Inc., since November 1997; General Counsel of The Vanguard Group since July
136 Vanguard Funds Overseen	2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group,
Treasurer since July 1998	Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
136 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, Wellington, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD OHIO TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.